Capital Contribution (Details) (SQN AIF IV, L.P. [Member], USD $)	Sep. 30, 2012
SQN AIF IV, L.P. [Member]
Capital Contributions (Textual)
General partner capital contribution	$ 100
Additional contribution for incidental costs	1,000
Initial cash payment to partnership	500
Initial limited partnership interest for which subscription receivable recorded	$ 500